Segment disclosure	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment disclosure

15. Segment disclosure

The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized and managed. The Company’s operations are substantially related to the design, development and sale of hardware and software of interactive displays and related products that enable group collaboration and learning.

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2014	2013	2012
Revenue
United States	$266,610	$329,427	$432,659
Canada	63,006	43,636	54,237
Europe, Middle East and Africa	167,099	166,232	183,920
Rest of World	92,486	50,075	74,984

	$589,201	$589,370	$745,800

For the years ended March 31, 2014, 2013 and 2012, no single customer accounted for more than 10% of revenues.

In December 2012, the Company announced a plan to move to a new organizational structure to improve efficiency, innovation and customer experience. During fiscal 2014, the Company has evolved into four business units, Education, Enterprise, Corporate and NextWindow. The new structure accelerates innovation and enables a more effective go to market strategy for our Education and Enterprise customers. The Company plans to begin reporting in four segments when reliable discrete financial information is available, which it expects to be in the first quarter of fiscal 2015.